Expense Example - FidelityEnhancedIndexFunds-ComboPRO - FidelityEnhancedIndexFunds-ComboPRO - Fidelity Mid Cap Enhanced Index Fund - Fidelity Mid Cap Enhanced Index Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567